Selected Statements of Income Data	12 Months Ended
Dec. 31, 2015
Selected Statements of Income Data [Abstract]
SELECTED STATEMENTS OF INCOME DATA
NOTE 14:-	SELECTED STATEMENTS OF INCOME DATA

a.	Financial expenses, net:

	Year ended December 31,
	2013	2014	2015
Financial income:

Interest on bank deposits and other	$19	$8	$156
Foreign currency translation differences	425	811	18

Interest on marketable securities	-	-	260

	444	819	434
Financial expenses:

Bank charges	(117)	(166)	(160)
Foreign currency translation differences	(787)	(668)	(495)
Amortization of premium	-	-	(113)

Total financial expense:	$460	$15	$334